Note 05 - Combined Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Combined Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Line Items]
Net interest income		€ 13,749	€ 13,192	€ 12,378
Trading income	[1]	197	52	3,374
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss		377	212
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss		(381)	1,069	(448)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss		193	1,332	2,926
Corporate Bank		2,660	2,480	2,498
Commercial Banking		1,047	987	948
Global Transaction Banking		1,614	1,493	1,550
Investment Bank		5,421	5,202	5,886
Sales & Trading (FIC)		5,718	5,256	6,469
Remaining Products		(297)	(54)	(583)
Private Bank		4,094	4,859	5,422
Asset Management		87	(88)	31
Capital Release Unit		146	1,409	1,405
Corporate & Other		1,535	662	63
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss		€ 13,943	€ 14,524	€ 15,304

[1]	Trading income includes gains and losses from derivatives not qualifying for hedge accounting.